GENERAL INFORMATION AND DESCRIPTION OF BUSINESS (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
GENERAL INFORMATION AND DESCRIPTION OF BUSINESS
Percent of shares issued that were in free float and belonged to significant number of shareholders	42.20%	41.10%
Common stock
GENERAL INFORMATION AND DESCRIPTION OF BUSINESS
Ratio of ordinary shares per each ADS	0.5
Sistema
GENERAL INFORMATION AND DESCRIPTION OF BUSINESS
Percent of shares held	42.10%	42.10%
Vladimir P. Yevtushenkov | Sistema
GENERAL INFORMATION AND DESCRIPTION OF BUSINESS
Percent of shares held	49.20%	59.20%
Percent of shares sold	10.00%
Significant number of shareholders | Sistema
GENERAL INFORMATION AND DESCRIPTION OF BUSINESS
Percent of shares held	50.80%	40.80%